Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 154.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			$392		$393

Total Loan Participations and Assignments (Cost $391)					393

CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 1.7%
ARES Strategic Income Fund
5.450% due 09/09/2028			500		495
Athene Global Funding
5.033% due 07/17/2030			700		694
Bank of Montreal
4.309% due 06/01/2027	CAD		100		71
Barclays PLC
6.224% due 05/09/2034 •			$400		421
Credit Suisse AG AT1 Claim			200		70
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			300		300
Ford Motor Credit Co. LLC
5.800% due 03/05/2027			200		201
5.800% due 03/08/2029			200		202
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •			300		295
JPMorgan Chase & Co.
4.946% due 10/22/2035 •			100		99
Morgan Stanley
5.320% due 07/19/2035 •			200		201
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			200		201
4.875% due 01/30/2029			200		201
Sumisho Air Lease Corp.
4.500% due 03/24/2029			400		397
VICI Properties LP
5.125% due 11/15/2031			100		99

					3,947

INDUSTRIALS 1.2%
Beignet Investor LLC
6.581% due 05/30/2049			900		919
CVS Pass-Through Trust
6.943% due 01/10/2030			82		84
DAE Funding LLC
3.375% due 03/20/2028			200		194
Petroleos del Peru SA
5.625% due 06/19/2047			300		215
Petroleos Mexicanos
6.350% due 02/12/2048			100		82
QatarEnergy
4.625% due 06/23/2029			300		298
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			900		897
TransCanada PipeLines Ltd.
3.800% due 04/05/2027	CAD		100		71
United Airlines Pass-Through Trust
5.450% due 08/15/2038			$94		96

					2,856

UTILITIES 0.2%
Southern California Edison Co.
4.650% due 10/01/2043			200		170
5.150% due 06/01/2029			300		303

					473

Total Corporate Bonds & Notes (Cost $7,114)					7,276

U.S. GOVERNMENT AGENCIES 93.7%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032			209		202
4.500% due 12/01/2053			268		257

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.500% due 06/01/2054 - 09/01/2055			9,257		9,333
6.000% due 10/01/2055			182		187
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~			455		441
Federal Home Loan Mortgage Corp. REMICS
2.763% due 07/15/2036 •(a)			219		20
2.993% due 04/15/2036 •(a)			17		1
4.087% due 03/15/2037 •			49		48
4.407% due 08/15/2037 •			114		114
4.417% due 10/15/2037 •			18		18
4.427% due 05/15/2037 - 09/15/2037 •			122		123
4.568% due 11/25/2054 •			515		519
4.578% due 08/25/2055 - 09/25/2055 •			6,669		6,719
4.613% due 07/25/2056 •			9,400		9,428
4.728% due 11/25/2054 •			511		508
4.778% due 12/25/2054 - 03/25/2055 •			1,009		1,019
4.828% due 10/25/2055 •			2,853		2,860
5.000% due 04/15/2041			279		280
5.500% due 03/15/2034			51		52
Federal National Mortgage Association
3.000% due 01/01/2027			10		10
4.500% due 11/01/2054 - 12/01/2054			1,254		1,218
5.500% due 07/01/2054 - 01/01/2055			1,897		1,922
Federal National Mortgage Association REMICS
2.108% due 03/25/2041 •(a)			402		33
2.958% due 03/25/2036 •(a)			96		6
4.092% due 07/25/2037 •			4		4
4.122% due 07/25/2037 •			9		9
4.142% due 09/25/2035 •			17		17
4.152% due 09/25/2035 •			35		35
4.462% due 06/25/2037 •			73		74
4.578% due 11/25/2054 •			349		351
4.628% due 03/25/2055 •			4,889		4,890
4.778% due 09/25/2055 •			1,172		1,180
11.591% due 12/25/2036 •			5		5
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •			3		3
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)			462		19
Government National Mortgage Association
3.500% due 11/20/2054 (e)			6,133		5,516
3.500% due 05/20/2056			200		179
Government National Mortgage Association REMICS
4.459% due 09/20/2055 •			3,658		3,676
4.947% due 04/20/2068 •			282		286
Government National Mortgage Association, TBA
4.000% due 07/01/2056 - 08/01/2056			6,430		5,974
4.500% due 07/01/2056			4,020		3,862
5.000% due 07/01/2056			5,340		5,266
5.500% due 08/01/2056			2,690		2,700
6.000% due 09/01/2056			2,660		2,710
U.S. Small Business Administration
4.430% due 05/01/2029			7		7
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056			310		270
4.000% due 08/01/2056			6,870		6,417
4.500% due 07/01/2056			780		747
5.000% due 07/01/2056 - 08/01/2056			52,850		51,914
5.500% due 07/01/2056 - 08/01/2056			7,890		7,914
6.000% due 08/01/2041 - 09/01/2056			53,120		54,149
6.500% due 08/01/2056			25,490		26,339

Total U.S. Government Agencies (Cost $219,639)					219,831

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
4.625% due 05/15/2044			2,100		2,029
4.875% due 08/15/2045			51		51
U.S. Treasury Notes
0.375% due 09/30/2027			100		96
0.625% due 11/30/2027			200		190
0.750% due 01/31/2028			300		284
3.875% due 07/31/2030			2,300		2,273
4.125% due 02/15/2036			1,050		1,025

Total U.S. Treasury Obligations (Cost $6,067)					5,948

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
4.753% due 01/25/2036 ~			337		259
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ			100		58
Avon Finance
4.646% due 12/28/2049 •	GBP		337		447
Banc of America Funding Trust
4.174% due 04/20/2047 •			$11		9

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.620% due 09/20/2034 ~			1		1
Banc of America Mortgage Trust
5.266% due 02/25/2034 ~			6		6
5.616% due 01/25/2035 ~			8		8
Bear Stearns ALT-A Trust
4.103% due 12/25/2046 •			12		11
4.240% due 11/25/2035 ~			144		133
4.263% due 01/25/2036 •			15		14
4.870% due 10/25/2035 ~			135		111
Bear Stearns ARM Trust
4.498% due 07/25/2034 ~			16		15
4.974% due 01/25/2035 ~			1		1
5.581% due 11/25/2034 ~			3		3
5.757% due 01/25/2033 ~			86		86
5.910% due 04/25/2033 ~			3		3
5.950% due 02/25/2036 •			5		5
6.375% due 08/25/2033 ~			4		4
BX Commercial Mortgage Trust
5.465% due 01/17/2039 •			700		700
Chase Home Lending Mortgage Trust
4.878% due 05/25/2055 •			181		181
Chase Mortgage Finance Trust
4.197% due 12/25/2035 ~			2		2
4.443% due 09/25/2036 ~			29		25
6.000% due 11/25/2036			113		44
6.000% due 12/25/2036			59		23
ChaseFlex Trust
4.363% due 07/25/2037 •			157		141
CHL Mortgage Pass-Through Trust
4.423% due 02/25/2035 •			11		10
4.669% due 11/25/2034 ~			30		28
6.484% due 10/20/2034 ~			21		21
Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~			125		120
5.666% due 08/25/2035 ~			1		1
Countrywide Alternative Loan Trust
4.143% due 09/25/2046 •			162		161
4.163% due 08/25/2037 •			37		22
4.214% due 05/20/2046 •			12		11
4.323% due 02/25/2037 •			65		54
4.358% due 11/20/2035 •			11		10
4.394% due 12/20/2035 •			135		130
4.403% due 11/25/2035 •			735		685
4.744% due 12/25/2035 •			17		16
5.144% due 08/25/2035 •			6		6
5.224% due 01/25/2036 •			33		32
5.500% due 07/25/2035			1		0
5.500% due 11/25/2035			15		8
6.250% due 08/25/2036			475		243
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035			703		540
CSMC Mortgage-Backed Trust
5.750% due 03/25/2037			66		34
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.423% due 02/25/2036 •			373		383
5.263% due 10/25/2047 •			657		518
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •	GBP		2		2
GSR Mortgage Loan Trust
4.596% due 11/25/2035 ~			$5		4
5.500% due 01/25/2037			5		16
6.000% due 02/25/2036			975		337
6.000% due 07/25/2037			233		146
HarborView Mortgage Loan Trust
4.094% due 12/19/2036 •			18		16
4.194% due 05/19/2035 •			632		616
4.234% due 06/19/2035 •			83		82
4.234% due 12/19/2036 •			395		394
4.299% due 06/19/2036 ~			219		96
IndyMac INDX Mortgage Loan Trust
3.864% due 06/25/2036 ~			389		348
4.123% due 02/25/2037 •			253		237
4.403% due 07/25/2045 •			10		8
JP Morgan Alternative Loan Trust
3.938% due 05/25/2036 ~			211		108
JP Morgan Mortgage Trust
3.894% due 10/25/2036 ~			97		67
4.183% due 10/25/2036 ~			12		7
4.828% due 04/25/2066 ~			1,003		1,007
5.168% due 04/25/2037 ~			13		9
5.511% due 07/25/2035 ~			30		30
5.750% due 01/25/2036			9		4
Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ			435		436
Lehman XS Trust
4.263% due 08/25/2037 •			148		147

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.463% due 09/25/2047 •		161		153
Luminent Mortgage Trust
4.483% due 04/25/2036 •		98		88
MASTR Adjustable Rate Mortgages Trust
3.099% due 07/25/2035 ~		32		28
4.553% due 10/25/2033 ~		123		111
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.180% due 12/15/2030 •		1		1
Merrill Lynch Alternative Note Asset Trust
4.163% due 03/25/2037 •		1,658		382
4.363% due 03/25/2037 •		338		77
Merrill Lynch Mortgage Investors Trust
4.802% due 09/25/2035 ~		86		67
5.302% due 05/25/2033 ~		9		9
Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~		3		3
Morgan Stanley Re-REMICS Trust
3.060% due 02/26/2037 •		71		69
5.250% due 05/26/2037 ~		84		36
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •		1,100		1,103
Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •		107		97
New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		135		126
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		9		4
PHH Alternative Mortgage Trust
4.083% due 02/25/2037 •		456		335
PRPM LLC
5.228% due 08/25/2069 þ		470		469
RALI Trust
4.063% due 02/25/2037 •		185		172
4.123% due 07/25/2036 •		865		255
4.133% due 08/25/2036 •		355		331
6.000% due 08/25/2036		39		33
Structured Adjustable Rate Mortgage Loan Trust
3.906% due 11/25/2035 ~		128		119
4.063% due 08/25/2036 •		117		93
5.144% due 01/25/2035 •		3		3
5.923% due 02/25/2034 ~		1		1
Structured Asset Mortgage Investments II Trust
4.223% due 02/25/2036 •		124		114
4.323% due 02/25/2036 •		2		1
4.454% due 02/19/2035 •		5		5
Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •		103		92
Towd Point Mortgage Trust
4.547% due 10/27/2064 ~		721		720
WaMu Mortgage Pass-Through Certificates Trust
3.761% due 12/25/2046 •		38		35
3.994% due 02/25/2037 ~		56		49
4.028% due 06/25/2037 ~		24		22
4.323% due 11/25/2045 •		13		12
4.554% due 07/25/2047 •		106		90
4.624% due 10/25/2046 •		1,195		1,082
5.244% due 10/25/2046 •		14		14
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.494% due 02/25/2047 •		521		501
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		249		221
6.312% due 07/25/2037 ~		9		9
Wells Fargo Mortgage-Backed Securities Trust
6.289% due 12/25/2036 ~		51		47

Total Non-Agency Mortgage-Backed Securities (Cost $17,928)				16,619

ASSET-BACKED SECURITIES 13.7%
AUTOMOBILE SEQUENTIAL 0.6%
Carvana Auto Receivables Trust
5.620% due 01/10/2029		109		110
GLS Auto Select Receivables Trust
5.580% due 06/17/2030		447		450
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		800		808
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		84		84

				1,452

CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		146		147

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
AREIT Trust
4.856% due 01/20/2037 •		159		159
INCREF LLC
5.120% due 12/19/2043 •		800		801

				1,107

HOME EQUITY OTHER 5.2%
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •		2		1
Argent Securities Trust
3.873% due 09/25/2036 •		288		91
Citigroup Mortgage Loan Trust, Inc.
3.963% due 05/25/2037 •		798		543
4.063% due 12/25/2036 •		1,227		450
4.123% due 01/25/2037 •		1,344		999
Countrywide Asset-Backed Certificates
4.163% due 02/25/2037 •		156		148
Countrywide Asset-Backed Certificates Trust
4.303% due 03/25/2036 •		260		238
Fremont Home Loan Trust
4.423% due 01/25/2036 •		104		101
GSAA Home Equity Trust
4.003% due 06/25/2036 •		246		43
GSAMP Trust
3.863% due 12/25/2046 •		544		268
4.103% due 12/25/2036 •		1,120		552
Home Equity Mortgage Loan Asset-Backed Trust
4.183% due 04/25/2037 •		93		66
HSI Asset Securitization Corp. Trust
3.983% due 12/25/2036 •		3,376		860
4.123% due 04/25/2037 •		548		354
JP Morgan Mortgage Acquisition Trust
4.063% due 07/25/2036 •		232		109
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		1,003		992
Long Beach Mortgage Loan Trust
4.063% due 05/25/2036 •		199		104
4.303% due 05/25/2046 •		1,375		402
MASTR Asset-Backed Securities Trust
4.083% due 10/25/2036 •		1,051		493
4.243% due 03/25/2036 •		147		86
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 01/25/2037 •		877		400
3.893% due 02/25/2037 •		1,137		507
3.898% due 11/25/2036 •		1,463		874
3.973% due 01/25/2037 •		801		366
4.043% due 08/25/2036 •		1,482		731
Morgan Stanley Dean Witter Capital I, Inc. Trust
4.743% due 02/25/2033 •		18		19
Morgan Stanley Mortgage Loan Trust
4.103% due 11/25/2036 •		121		33
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.423% due 10/25/2036 •		605		105
NovaStar Mortgage Funding Trust
4.083% due 10/25/2036 •		818		380
Ownit Mortgage Loan Trust
4.663% due 10/25/2036 •		89		88
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		1,602		476
Securitized Asset-Backed Receivables LLC Trust
4.243% due 07/25/2036 •		424		160
Soundview Home Loan Trust
3.843% due 06/25/2037 •		192		133
4.283% due 02/25/2037 •		519		139
4.663% due 10/25/2037 •		1,052		838

				12,149

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •		133		35

WHOLE LOAN COLLATERAL 0.3%
Securitized Asset-Backed Receivables LLC Trust
3.923% due 08/25/2036 •		898		287
4.723% due 01/25/2036 •		366		354

				641

OTHER ABS 7.1% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		500		501
37 Capital CLO II
4.941% due 04/15/2037 •		900		902

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
AlbaCore Euro CLO IV DAC
3.194% due 07/15/2035 •	EUR		980		1,122
Arbour CLO VI DAC
3.433% due 11/15/2037 •			700		801
Arbour CLO XIII DAC
3.453% due 08/15/2038 •			800		914
ARES European CLO XIV DAC
3.234% due 10/21/2034 •			165		189
4.004% due 10/21/2034 •			500		573
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •			$192		193
Barings Euro CLO DAC
3.444% due 10/21/2038 •	EUR		800		915
Birch Grove CLO Ltd.
5.270% due 07/17/2037 •			$1,000		1,003
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •			1,100		1,101
CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •	EUR		700		801
ICG U.S. CLO Ltd.
4.825% due 10/20/2034 •			$1,100		1,101
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			500		500
LCM 31 Ltd.
4.955% due 07/20/2034 •			1,000		1,001
Margay CLO II DAC
3.439% due 07/15/2037 •	EUR		500		572
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •			$15		15
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			56		56
Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •			341		341
Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032			253		253
Pikes Peak CLO 2
4.895% due 10/11/2034 •			500		501
Pikes Peak CLO 4
4.883% due 07/15/2034 •			500		500
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •			700		701
SLM Student Loan Trust
2.565% due 10/25/2039 •	EUR		398		426
SMB Private Education Loan Trust
4.693% due 07/15/2053 •			$369		369
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •			900		901
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •			500		501
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030			6		6

					16,759

Total Asset-Backed Securities (Cost $35,999)					32,143

SOVEREIGN ISSUES 12.3%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			200		201
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		45,000		48
5.800% due 10/01/2029			55,000		61
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		300		344
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		21,000		3,935
Colombia TES
7.250% due 10/18/2034	COP		1,333,600		296
11.000% due 08/22/2029			7,639,400		2,169
11.750% due 01/24/2035			9,503,900		2,731
12.750% due 11/28/2040			2,062,700		630
13.250% due 02/09/2033			1,785,500		551
Development Bank of Kazakhstan JSC
4.600% due 01/31/2031			$700		687
Eagle Funding Luxco SARL
5.500% due 08/17/2030			900		905
Ecuador Government International Bonds
0.000% due 07/31/2030 (d)			270		234
Egypt Government Bonds
19.698% due 10/14/2030	EGP		14,500		281
21.954% due 03/04/2028			14,500		286
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR		300		332
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY		120,000		547
Mexico Government International Bonds
5.850% due 07/02/2032			$200		202

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
Panama Government International Bonds
6.400% due 02/14/2035		500		529
Peru Government Bonds
6.150% due 08/12/2032	PEN	900		285
6.850% due 08/12/2035		700		216
7.300% due 08/12/2033		3,900		1,278
Peru Government International Bonds
5.400% due 08/12/2034		3,700		1,058
6.150% due 08/12/2032		14,400		4,563
6.950% due 08/12/2031		720		240
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	29,650		1,552
7.000% due 02/28/2031		36,370		2,145
8.250% due 03/31/2032		2,600		160
8.500% due 01/31/2037		3,200		195
8.875% due 02/28/2035		20,700		1,310
Romania Government International Bonds
6.750% due 07/11/2039	EUR	400		485
Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	7,900		170
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		8,100		175

Total Sovereign Issues (Cost $26,867)				28,801

		SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (b)		8,469		2,018

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.		35,389		7,081

Total Common Stocks (Cost $8,898)				9,099

EXCHANGE-TRADED FUNDS 13.7%
iShares Core S&P 500 ETF		43,066		32,252

Total Exchange-Traded Funds (Cost $31,469)				32,252

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
COMMERCIAL PAPER 0.9%
Boston Scientific Corp.
4.025% due 07/07/2026		$2,200		2,198

EGYPT TREASURY BILLS 0.0%
23.882% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	1,500		29

NIGERIA TREASURY BILLS 0.2%
20.602% due 01/14/2027 - 01/28/2027 (c)(d)	NGN	862,300		559

U.S. TREASURY BILLS 2.8%
3.690% due 07/09/2026 - 08/25/2026 (c)(d)(g)(i)		$6,500		6,481

Total Short-Term Instruments (Cost $9,264)				9,267

Total Investments in Securities (Cost $363,636)				361,629

		SHARES
INVESTMENTS IN AFFILIATES 13.5%
SHORT-TERM INSTRUMENTS 13.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short Asset Portfolio		3,215,479		31,672
PIMCO Short-Term Floating NAV Portfolio III		2,247		22

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$

Total Short-Term Instruments (Cost $31,342)			31,694

Total Investments in Affiliates (Cost $31,342)			31,694

Total Investments 167.6% (Cost $394,978)			$393,323
Financial Derivative Instruments (f)(h) 1.7% (Cost or Premiums, net $4,557)			4,067
Other Assets and Liabilities, net (69.3)%			(162,750)

Net Assets 100.0%			$234,640

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	3.750%	06/29/2026	07/01/2026	$(4,594)	$(4,595)
SBI	3.750	06/16/2026	07/13/2026	(5,354)	(5,362)

Total Reverse Repurchase Agreements					$(9,957)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.4)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$6,400	$(5,610)	$(5,681)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	4,350	(3,450)	(3,474)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	6,380	(5,317)	(5,330)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	7,210	(6,493)	(6,537)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	3,160	(2,943)	(2,954)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	500	(481)	(479)

Total Short Sales (10.4)%				$(24,294)	$(24,455)

(e)	Securities with an aggregate market value of $10,222 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(983) at a weighted average interest rate of 3.750%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	28	$28	$12	$2

Total Purchased Options					$12	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	1	$172	$0	$0	$0
California Carbon Allowance Vintage Futures	12/2026	27	890	(11)	0	(4)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	8	1,649	0	0	(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

CBOT 5 Year U.S. Treasury Notes Futures	09/2026	762	81,570	92	0	(143)
Euro-BTP Italian Bond Futures	09/2026	22	3,000	25	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	33	2,509	35	5	(6)
Three Month SONIA Index Futures	06/2027	61	19,409	91	0	(7)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	45	5,061	66	0	(18)

				$298	$5	$(180)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	2	$(556)	$(1)	$0	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	31	(11,377)	(331)	0	(96)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	46	(16,912)	(165)	0	(146)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	160	(17,583)	(136)	47	0
CBOT U.S. Long Bond Futures	09/2026	1	(114)	(3)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	8	(1,055)	(5)	1	0
French Government Bond Futures	09/2026	106	(14,531)	(55)	25	0
SFE 3 Year Australian Bond Futures	09/2026	3	(217)	(1)	0	0
TSE Japanese 10 Year Bond Futures	09/2026	8	(6,287)	(16)	23	0
Ultra U.S. Treasury Bond Futures	09/2026	20	(2,323)	13	15	0

				$(700)	$112	$(242)

Total Futures Contracts				$(402)	$117	$(422)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

											Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238%	$		100	$1	$(1)	$0	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379		EUR	100	1	1	2	0	0

								$2	$0	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

									Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	3,710	$(64)	$(14)	$(78)	$1	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		67,800	(1,371)	(118)	(1,489)	7	0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		15,110	(250)	(85)	(335)	2	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	170	(15)	(7)	(22)	0	(1)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		1,040	(20)	(7)	(27)	0	0

						$(1,720)	$(231)	$(1,951)	$10	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$300	$(8)	$3	$(5)	$0	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	307	19	6	25	0	0

					$11	$9	$20	$0	$0

INTEREST RATE SWAPS

		$		$		$			$		$		$		$		$		$
																	Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency		Maturity Date		Notional Amount			Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day GBP-SONIO Compounded-OIS		3.750%		Annual		09/17/2030	GBP		14,200		$(74)		$(158)		$(232)		$0		$(18)
Pay	1-Day GBP-SONIO Compounded-OIS		3.930		Annual		01/06/2035			100		0		(3)		(3)		0		0
Pay	1-Day GBP-SONIO Compounded-OIS		4.000		Annual		09/17/2035			1,700		(50)		2		(48)		0		(4)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Pay(7)	1-Day GBP-SONIO Compounded-OIS		4.000		Annual		09/16/2036			4,400		(69)		(102)		(171)		0		(12)
Receive	1-Day GBP-SONIO Compounded-OIS		4.500		Annual		09/17/2055			830		39		4		43		4		0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS		2.000		Annual		09/16/2036	JPY		1,206,000		(199)		(168)		(367)		0		(38)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		2.500		Annual		12/17/2055			260,000		0		(250)		(250)		0		(25)
Receive	1-Day USD-SOFR Compounded-OIS		3.250		Annual		06/21/2028			$1,270		27		(9)		18		1		0
Pay(7)	1-Day USD-SOFR Compounded-OIS		3.150		Annual		08/25/2028			74,580		(479)		(79)		(558)		0		(43)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/20/2029			2,900		26		(10)		16		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/18/2029			5,210		21		8		29		9		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842		Annual		03/04/2030			300		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000		Annual		06/21/2030			2,520		77		8		85		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/17/2030			7,840		(157)		213		56		17		0
Receive(7)	1-Day USD-SOFR Compounded-OIS		4.000		Annual		11/30/2030			1,800		(8)		2		(6)		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2030			9,190		(153)		212		59		22		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/18/2031			2,200		6		11		17		7		0
Receive	1-Day USD-SOFR Compounded-OIS		1.750		Annual		06/15/2032			14,300		1,813		(156)		1,657		45		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/17/2032			1,060		(11)		22		11		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2032			4,750		(108)		157		49		17		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750		Annual		03/18/2033			2,790		2		(33)		(31)		0		(10)
Pay	1-Day USD-SOFR Compounded-OIS		3.742		Annual		03/26/2033			3,300		(15)		(22)		(37)		0		(12)
Pay	1-Day USD-SOFR Compounded-OIS		3.721		Annual		04/01/2033			3,200		(15)		(25)		(40)		0		(12)
Pay	1-Day USD-SOFR Compounded-OIS		3.646		Annual		04/17/2033			1,700		(13)		(16)		(29)		0		(6)
Pay	1-Day USD-SOFR Compounded-OIS		3.674		Annual		04/29/2033			2,700		(19)		(23)		(42)		0		(10)
Pay	1-Day USD-SOFR Compounded-OIS		3.560		Annual		04/30/2033			2,700		(25)		(36)		(61)		0		(10)
Pay	1-Day USD-SOFR Compounded-OIS		3.600		Annual		06/04/2033			3,000		(15)		(46)		(61)		0		(11)
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/17/2033			1,630		28		16		44		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000		Annual		06/21/2033			5,100		333		(39)		294		19		0
Pay	1-Day USD-SOFR Compounded-OIS		3.783		Annual		06/23/2033			2,900		(18)		(9)		(27)		0		(11)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/20/2034			1,030		9		7		16		4		0
Receive	1-Day USD-SOFR Compounded-OIS		3.232		Annual		09/10/2034			50		0		3		3		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.278		Annual		09/16/2034			70		0		4		4		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.248		Annual		09/18/2034			100		0		6		6		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.860		Annual		11/14/2034			200		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.866		Annual		11/14/2034			100		0		(1)		(1)		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.793		Annual		11/19/2034			200		(1)		(2)		(3)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.855		Annual		11/19/2034			100		(1)		0		(1)		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.865		Annual		11/20/2034			100		(1)		0		(1)		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/18/2034			9,050		(57)		208		151		40		0
Pay	1-Day USD-SOFR Compounded-OIS		4.015		Annual		12/30/2034			100		0		0		0		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.933		Annual		01/06/2035			100		0		0		0		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.840		Annual		01/08/2035			100		0		(1)		(1)		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.850		Annual		01/08/2035			100		0		(1)		(1)		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.890		Annual		01/08/2035			100		0		(1)		(1)		0		0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Pay	1-Day USD-SOFR Compounded-OIS		3.896		Annual		01/08/2035			200		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.900		Annual		01/08/2035			100		0		0		0		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.880		Annual		01/13/2035			200		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.970		Annual		01/15/2035			100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.013		Annual		01/15/2035			100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.071		Annual		01/15/2035			100		0		1		1		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.100		Annual		01/21/2035			100		0		1		1		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.090		Annual		01/22/2035			200		(1)		3		2		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		4.000		Annual		02/26/2035			50		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.890		Annual		03/03/2035			100		0		1		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.908		Annual		03/04/2035			100		0		0		0		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.874		Annual		03/05/2035			200		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.899		Annual		03/11/2035			200		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.905		Annual		03/12/2035			100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975		Annual		03/21/2035			200		(1)		1		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930		Annual		03/24/2035			200		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.884		Annual		03/25/2035			200		(1)		2		1		1		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750		Annual		05/07/2035			200		(1)		(2)		(3)		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/17/2035			19,030		38		345		383		90		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2035			1,150		(20)		44		24		6		0
Receive	1-Day USD-SOFR Compounded-OIS		3.679		Annual		02/15/2036			1,000		0		26		26		5		0
Receive	1-Day USD-SOFR Compounded-OIS		3.748		Annual		03/03/2036			300		(1)		7		6		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.775		Annual		03/03/2036			200		(1)		5		4		1		0
Pay	1-Day USD-SOFR Compounded-OIS		3.960		Annual		05/22/2036			400		(1)		(1)		(2)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		4.002		Annual		05/28/2036			100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.006		Annual		05/28/2036			400		(1)		1		0		0		(2)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/17/2036			926		15		6		21		5		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750		Annual		06/17/2036			2,480		(24)		(31)		(55)		0		(13)
Receive(7)	1-Day USD-SOFR Compounded-OIS		3.750		Annual		09/16/2036			2,850		18		48		66		15		0
Receive	1-Day USD-SOFR Compounded-OIS		3.700		Annual		02/20/2049			1,800		27		115		142		17		0
Pay	1-Day USD-SOFR Compounded-OIS		4.046		Annual		11/15/2052			1,310		0		(34)		(34)		0		(14)
Pay	1-Day USD-SOFR Compounded-OIS		4.054		Annual		11/15/2052			1,370		0		(34)		(34)		0		(14)
Receive	1-Day USD-SOFR Compounded-OIS		2.750		Annual		06/21/2053			2,080		110		386		496		19		0
Receive	1-Day USD-SOFR Compounded-OIS		4.010		Annual		11/15/2053			900		0		30		30		10		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		06/20/2054			200		(5)		29		24		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500		Annual		12/18/2054			5,400		84		564		648		55		0
Pay	1-Day USD-SOFR Compounded-OIS		3.500		Annual		09/17/2055			4,000		(337)		(144)		(481)		0		(41)
Receive	1-Day USD-SOFR Compounded-OIS		3.750		Annual		12/17/2055			1,630		41		85		126		18		0
Pay	1-Day USD-SOFR Compounded-OIS		4.000		Annual		03/18/2056			670		(27)		4		(23)		0		(8)
Pay(7)	1-Day USD-SOFR Compounded-OIS		4.110		Annual		08/25/2057			1,650		(86)		65		(21)		0		(18)
Pay	1-Year BRL-CDI		13.926		Maturity		01/04/2027	BRL		800		0		(1)		(1)		0		0
Pay	1-Year BRL-CDI		13.927		Maturity		01/04/2027			8,600		0		(14)		(14)		0		0
Pay	1-Year BRL-CDI		14.009		Maturity		01/04/2027			1,600		0		(2)		(2)		0		0
Pay	1-Year BRL-CDI		12.810		Maturity		01/02/2029			9,900		0		(48)		(48)		4		0
Pay	1-Year BRL-CDI		12.975		Maturity		01/02/2029			14,500		0		(64)		(64)		6		0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Pay	1-Year BRL-CDI		13.245		Maturity		01/02/2029			15,800		0		(63)		(63)		7		0
Pay	1-Year BRL-CDI		13.291		Maturity		01/02/2029			5,500		0		(24)		(24)		2		0
Pay	1-Year BRL-CDI		13.320		Maturity		01/02/2029			400		0		(2)		(2)		0		0
Pay	1-Year BRL-CDI		12.985		Maturity		01/02/2031			14,550		(51)		(27)		(78)		8		0
Receive	1-Year BRL-CDI		14.210		Maturity		01/02/2031			14,900		0		(15)		(15)		0		(8)
Pay(7)	3-Month AUD-BBR-BBSW		5.000		Semi-Annual		09/16/2036	AUD		2,100		13		7		20		0		0
Receive	3-Month COP-IBR Compounded-OIS		8.590		Quarterly		08/22/2029	COP		2,441,450		0		39		39		1		0
Receive	3-Month COP-IBR Compounded-OIS		8.933		Quarterly		08/22/2029			2,667,300		0		35		35		1		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.668		Annual		06/16/2036	CZK		300		0		0		0		0		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.510		Annual		06/17/2036			700		0		0		0		0		0
Pay(7)	3-Month COP-IBR Compounded-OIS		4.335		Annual		07/01/2036			1,680		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.723		Annual		12/01/2035	PLN		1,000		0		(2)		(2)		0		(1)
Receive(7)	3-Month PLN-WIBOR		4.685		Annual		12/02/2035			100		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.960		Annual		06/16/2036			50		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.800		Annual		06/17/2036			130		0		0		0		0		0
Receive(7)	3-Month PLN-WIBOR		4.625		Annual		07/01/2036			300		0		0		0		0		0
Pay	6-Month AUD-BBR-BBSW		4.500		Semi-Annual		09/20/2033	AUD		3,400		(15)		(15)		(30)		0		(1)
Pay	6-Month AUD-BBR-BBSW		4.500		Semi-Annual		06/18/2035			3,700		74		(127)		(53)		0		(1)
Receive	6-Month CLP-CHILIBOR		4.590		Semi-Annual		10/01/2029	CLP		50,000		0		0		0		0		0
Receive	6-Month CLP-CHILIBOR		4.676		Semi-Annual		09/01/2030			41,000		0		0		0		0		0
Pay	6-Month CZK-PRIBOR		3.760		Annual		11/01/2034	CZK		200		0		0		0		0		0
Pay(7)	6-Month CZK-PRIBOR		4.523		Annual		12/01/2035			5,660		0		2		2		0		0
Pay(7)	6-Month CZK-PRIBOR		4.485		Annual		12/02/2035			600		0		0		0		0		0
Receive	6-Month EUR-EURIBOR		2.280		Annual		03/04/2030	EUR		100		0		2		2		0		0
Receive	6-Month EUR-EURIBOR		2.400		Annual		04/09/2030			100		0		1		1		0		0
Receive	6-Month EUR-EURIBOR		2.350		Annual		04/29/2030			100		0		2		2		0		0
Receive	6-Month EUR-EURIBOR		3.148		Annual		11/20/2033			100		0		(4)		(4)		0		0
Receive	6-Month EUR-EURIBOR		3.063		Annual		12/06/2033			100		0		(4)		(4)		0		0
Receive	6-Month EUR-EURIBOR		2.990		Annual		12/08/2033			100		0		(3)		(3)		0		0
Receive	6-Month EUR-EURIBOR		2.970		Annual		12/15/2033			100		0		(3)		(3)		0		0
Receive	6-Month EUR-EURIBOR		2.890		Annual		12/22/2033			100		0		(2)		(2)		0		0
Receive	6-Month EUR-EURIBOR		2.910		Annual		12/29/2033			100		0		(2)		(2)		0		0
Receive	6-Month EUR-EURIBOR		2.650		Annual		01/08/2034			100		0		1		1		0		0
Receive	6-Month EUR-EURIBOR		2.580		Annual		08/29/2034			100		0		0		0		0		0
Receive	6-Month EUR-EURIBOR		2.390		Annual		10/01/2034			100		0		3		3		0		0
Pay	6-Month EUR-EURIBOR		2.380		Annual		12/31/2034			100		0		(3)		(3)		0		0
Receive	6-Month EUR-EURIBOR		2.400		Annual		02/12/2035			100		0		4		4		0		0
Pay	6-Month EUR-EURIBOR		2.420		Annual		03/07/2035			100		0		(4)		(4)		0		0
Pay	6-Month EUR-EURIBOR		2.460		Annual		03/13/2035			100		0		(3)		(3)		0		0
Pay	6-Month EUR-EURIBOR		2.610		Annual		03/24/2035			100		0		(2)		(2)		0		0
Pay	6-Month EUR-EURIBOR		2.460		Annual		04/01/2035			100		0		(4)		(4)		0		0
Receive	6-Month EUR-EURIBOR		2.510		Annual		04/09/2035			100		0		3		3		0		0
Receive	6-Month EUR-EURIBOR		2.520		Annual		04/09/2035			100		0		3		3		0		0
Receive	6-Month EUR-EURIBOR		2.530		Annual		04/23/2035			100		0		3		3		0		0
Receive	6-Month EUR-EURIBOR		2.450		Annual		05/05/2035			100		0		4		4		0		0
Pay(7)	6-Month EUR-EURIBOR		2.750		Annual		09/16/2036			10,430		(288)		100		(188)		0		(14)
Receive(7)	6-Month EUR-EURIBOR		3.000		Annual		09/16/2056			7,830		195		(53)		142		10		0
Pay(7)	CAONREPO		3.000		Semi-Annual		09/16/2036	CAD		1,800		(37)		20		(17)		0		(1)
Receive	CPURNSA		2.503		Maturity		03/25/2030			$2,000		0		13		13		1		0
Receive	CPURNSA		2.520		Maturity		03/27/2030			4,000		0		22		22		2		0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$		$		$		$
Receive	CPURNSA		2.541		Maturity		04/04/2030		470		(4)		6		2		0		0
Receive	CPURNSA		2.487		Maturity		04/03/2035		5,700		(79)		79		0		5		0
Receive	CPURNSA		2.608		Maturity		07/28/2035		400		(4)		1		(3)		0		0
Receive	CPURNSA		2.480		Maturity		10/29/2035		740		(1)		1		0		1		0
Receive	CPURNSA		2.487		Maturity		12/07/2051		900		24		(3)		21		0		0
Receive	CPURNSA		2.453		Maturity		07/20/2052		420		1		(1)		0		0		0

											$540		$1,080		$1,620		$508		$(371)

Total Swap Agreements											$(1,167)		$858		$(309)		$518		$(372)

(g)	Securities with an aggregate market value of $617 and cash of $8,568 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	$		$		$		$		$		$		$
											Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered				Currency to be Received				Asset		Liability
AZD		07/2026		AUD		307		$		219		$7		$0
		07/2026		CNH		204				30		0		0
		07/2026		NZD		1,547				913		35		0
		07/2026		SGD		172				135		2		0
		07/2026		$		28		CAD		39		0		0
		07/2026				64		GBP		48		0		(1)
		07/2026				871		NZD		1,542		5		0
		08/2026		CAD		39		$		28		0		0
		08/2026		NZD		1,542				872		0		(5)
BOA		07/2026		BRL		722				142		2		0
		07/2026		ILS		204				70		1		0
		07/2026		NOK		545				55		0		0
		07/2026		PEN		134				40		0		0
		07/2026		PHP		1,844				30		0		0
		07/2026		TWD		946				30		0		0
		07/2026		$		140		BRL		722		0		0
		07/2026				184		CNH		1,244		0		(1)
		07/2026				151		EUR		130		0		(3)
		07/2026				121		INR		11,452		0		0
		07/2026				15		JPY		2,445		0		0
		07/2026				139		KRW		212,994		0		(2)
		07/2026				216		NOK		2,007		0		(13)
		07/2026				16		PLN		60		0		0
		07/2026				30		TWD		946		0		0
		08/2026		ILS		398		$		134		0		0
		08/2026		$		34		INR		3,191		0		0
		09/2026		INR		16,561		$		174		0		0
		09/2026		MXN		5,637				321		1		0
		09/2026		PEN		424				125		1		0
		09/2026		$		19		INR		1,821		0		0
		09/2026				70		PHP		4,308		0		0
		10/2026		BRL		500		$		92		0		(3)
BPS		07/2026				9,806				1,860		2		(41)
		07/2026		CAD		291				210		5		0
		07/2026		CHF		157				200		5		0
		07/2026		CLP		35,859				40		1		0
		07/2026		CNH		1,228				182		1		0
		07/2026		COP		613,797				170		0		(9)
		07/2026		CZK		1,986				95		2		0
		07/2026		HUF		15,211				50		1		0
		07/2026		IDR		21,167,398				1,181		1		(1)
		07/2026		ILS		658				223		2		0
		07/2026		INR		46,097				480		0		(7)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$		$		$		$		$
		07/2026		KRW		401,327				261		2		0
		07/2026		NOK		470				48		0		0
		07/2026		NZD		63				37		1		0
		07/2026		PEN		12				4		0		0
		07/2026		PHP		6,133				100		1		0
		07/2026		THB		5,116				156		2		0
		07/2026		TWD		2,527				79		0		0
		07/2026		$		254		AUD		368		1		0
		07/2026				1,926		BRL		9,806		3		(29)
		07/2026				30		CAD		42		0		0
		07/2026				39		CLP		35,859		0		0
		07/2026				53		COP		183,730		0		0
		07/2026				152		EUR		133		0		(1)
		07/2026				266		GBP		202		2		0
		07/2026				457		IDR		8,173,793		1		0
		07/2026				1,195		INR		113,363		3		(2)
		07/2026				329		JPY		52,871		0		(4)
		07/2026				427		KRW		653,531		0		(4)
		07/2026				4		PEN		12		0		0
		07/2026				944		TWD		29,781		0		(9)
		07/2026		ZAR		12,854		$		784		0		0
		08/2026		CAD		274				193		0		0
		08/2026		COP		157,220				45		0		0
		08/2026		IDR		2,694,957				150		0		0
		08/2026		ILS		608				206		2		0
		08/2026		$		90		BRL		470		0		0
		08/2026				282		INR		26,804		0		0
		08/2026				79		TWD		2,531		0		0
		08/2026				236		ZAR		3,918		2		0
		09/2026		CLP		93,037		$		104		3		0
		09/2026		COP		653,851				179		0		(9)
		09/2026		IDR		2,406,138				133		0		(1)
		09/2026		INR		9,673				100		0		(1)
		09/2026		THB		6,629				204		3		0
		09/2026		$		72		AUD		100		0		(2)
		09/2026				868		IDR		15,368,718		1		(16)
		09/2026				107		INR		10,197		0		0
		09/2026				138		NOK		1,300		0		(7)
		09/2026				58		NZD		100		0		(2)
		09/2026				75		SEK		700		0		(3)
		09/2026				30		THB		981		0		0
		10/2026		BRL		11,800		$		2,238		28		(26)
		12/2026		$		84		IDR		1,527,088		0		0
BRC		07/2026		COP		2,812,125		$		817		0		(1)
		07/2026		IDR		180,516				10		0		0
		07/2026		ILS		923				314		4		0
		07/2026		NZD		2,247				1,329		53		0
		07/2026		TRY		6,399				134		0		(2)
		07/2026		$		741		COP		2,812,125		77		0
		07/2026				367		MYR		1,496		1		(2)
		07/2026				270		SGD		348		0		(1)
		07/2026				1,397		TRY		66,638		11		0
		07/2026		ZAR		63,481		$		3,908		39		0
		09/2026		$		807		COP		2,812,125		2		0
		09/2026				10		IDR		181,484		0		0
		09/2026				59		NZD		100		0		(3)
BSH		07/2026		EUR		200		$		233		4		0
		07/2026		$		276		JPY		43,831		0		(6)
		07/2026				1,509		NZD		2,671		8		0
		07/2026				100		PEN		337		0		(2)
		08/2026		NZD		2,671		$		1,511		0		(8)
		09/2026		NOK		400				41		0		0
		09/2026		$		2,831		BRL		14,520		0		(60)
		09/2026				619		CLP		544,833		0		(27)
		10/2026		BRL		7,600		$		1,403		0		(38)
		12/2026		CLP		106,778				119		3		0
		12/2026		PEN		3,233				955		14		0
CBK		07/2026		BRL		259				50		0		0
		07/2026		CAD		814				584		10		0
		07/2026		COP		382,292				104		0		(8)
		07/2026		CZK		1,665				80		1		0
		07/2026		EUR		194				226		4		0
		07/2026		GBP		181				244		4		0
		07/2026		IDR		635,925				36		0		0
		07/2026		ILS		734				253		6		0
		07/2026		INR		26,239				278		1		0
		07/2026		KRW		59,910				39		1		0
		07/2026		NOK		1,875				196		7		0
		07/2026		PEN		2,325				683		6		(3)
		07/2026		SEK		4,827				522		25		0
		07/2026		TWD		3,161				100		0		0
		07/2026		$		50		BRL		259		0		0
		07/2026				177		COP		611,370		1		0
		07/2026				366		GBP		273		0		(4)
		07/2026				197		HUF		60,197		0		(4)
		07/2026				220		IDR		3,951,842		1		0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$		$		$		$		$
		07/2026				10		ILS		28		0		0
		07/2026				271		INR		26,239		6		0
		07/2026				108		KRW		164,604		0		(2)
		07/2026				94		PEN		320		0		0
		07/2026				127		PLN		466		0		(4)
		07/2026				130		SEK		1,200		0		(6)
		07/2026				397		TWD		12,559		0		(3)
		07/2026		ZAR		1,151		$		70		0		0
		08/2026		CLP		18,403				20		0		0
		08/2026		COP		50,157				15		0		0
		08/2026		ILS		949				328		8		0
		08/2026		PEN		205				60		0		0
		08/2026		SEK		2				0		0		0
		08/2026		$		60		ILS		179		0		0
		08/2026				52		INR		4,981		0		0
		08/2026				122		ZAR		2,173		10		0
		09/2026		CLP		1,518,224		$		1,696		48		0
		09/2026		COP		1,192,588				317		0		(25)
		09/2026		IDR		8,673,038				480		0		(1)
		09/2026		INR		2,893				30		0		0
		09/2026		PEN		4,027				1,168		1		(7)
		09/2026		PHP		6,193				101		1		0
		09/2026		SEK		400				41		0		0
		09/2026		THB		10,833				331		4		(1)
		09/2026		$		1,083		CLP		940,566		0		(62)
		09/2026				147		COP		579,743		20		0
		09/2026				181		IDR		3,227,044		0		(2)
		09/2026				84		MXN		1,498		1		0
		09/2026				12		PEN		40		0		0
		10/2026		COP		221,965		$		63		0		0
		10/2026		PEN		1,805				521		0		(5)
		10/2026		$		220		PEN		748		0		(2)
		11/2026		COP		36,442		$		10		0		0
		12/2026		PEN		14,239				4,074		0		(66)
		12/2026		$		260		IDR		4,729,866		1		0
		01/2027		PEN		382		$		113		2		0
DUB		07/2026		CZK		2,146				103		2		0
		07/2026		IDR		539,734				30		0		0
		07/2026		INR		13,361				141		0		0
		07/2026		$		88		INR		8,464		2		0
		07/2026				110		NOK		1,023		0		(7)
		07/2026				127		PLN		473		0		(2)
		07/2026		ZAR		29,519		$		1,824		24		0
		09/2026		IDR		8,003,855				444		0		0
		09/2026		PEN		156				45		0		0
		09/2026		$		111		IDR		2,016,840		1		0
		09/2026				131		INR		12,501		0		0
		09/2026				43		SEK		400		0		(2)
		12/2026				87		IDR		1,573,519		0		0
FAR		07/2026		BRL		821		$		159		0		0
		07/2026		CHF		87				111		3		0
		07/2026		CNH		1,222				181		1		0
		07/2026		HUF		153				1		0		0
		07/2026		JPY		290,615				1,796		9		0
		07/2026		SGD		5,593				4,384		61		0
		07/2026		$		161		BRL		821		0		(2)
		07/2026				510		CNH		3,470		1		0
		07/2026				382		HUF		118,155		0		(3)
		07/2026				279		JPY		44,311		0		(6)
		07/2026				630		PLN		2,312		0		(16)
		07/2026				154		SEK		1,492		0		0
		07/2026				10		THB		333		0		0
		07/2026		ZAR		42,053		$		2,548		0		(15)
		08/2026		CNH		3,462				510		0		(1)
		08/2026		ILS		355				124		5		0
		08/2026		PEN		414				123		2		0
		08/2026		SEK		1,489				154		0		0
		08/2026		$		1,796		JPY		289,855		0		(9)
		09/2026		PEN		145		$		43		1		0
		09/2026		$		159		INR		15,276		1		0
		09/2026				68		MXN		1,200		0		0
GLM		07/2026		BRL		3,318		$		618		0		(25)
		07/2026		CLP		26,855				30		1		0
		07/2026		IDR		3,942,735				220		0		0
		07/2026		INR		2,881				30		0		0
		07/2026		KRW		97,302				63		0		0
		07/2026		MYR		2,457				607		6		0
		07/2026		PEN		22				6		0		0
		07/2026		PLN		143				38		0		0
		07/2026		$		649		BRL		3,318		4		(10)
		07/2026				2,656		CAD		3,780		9		0
		07/2026				30		COP		104,223		1		0
		07/2026				220		IDR		3,942,735		1		0
		07/2026				161		KRW		246,087		0		(2)
		07/2026				97		MYR		397		0		0
		07/2026				6		PEN		22		0		0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		70	PHP	4,320	0	0
	07/2026		80	TWD	2,525	0	(1)
	07/2026		1,581	ZAR	26,106	11	0
	08/2026	CAD	3,774	$	2,656	0	(9)
	08/2026	$	85	INR	8,164	1	0
	09/2026	COP	1,859,791	$	519	0	(16)
	09/2026	IDR	6,940,749		384	0	(2)
	09/2026	MXN	277		16	0	0
	09/2026	PHP	4,330		70	0	0
	09/2026	THB	4,143		128	2	0
	09/2026	$	127	CHF	100	0	(2)
	09/2026		518	IDR	9,301,122	1	(3)
	09/2026		416	INR	40,004	4	0
	09/2026		110	MYR	446	0	(1)
	11/2026	COP	107,235	$	30	0	(1)
	12/2026	$	217	COP	844,916	21	0
JPM	07/2026	AUD	1,328	$	947	27	0
	07/2026	BRL	2,994		582	2	0
	07/2026	CAD	110		80	2	0
	07/2026	CLP	27,255		30	0	0
	07/2026	CZK	652		31	0	0
	07/2026	HUF	2,712		9	0	0
	07/2026	ILS	2,154		724	3	(2)
	07/2026	INR	8,812		93	0	0
	07/2026	KRW	30,068		19	0	0
	07/2026	NOK	1,296		131	0	0
	07/2026	NZD	141		83	3	0
	07/2026	PHP	1,227		20	0	0
	07/2026	$	578	BRL	2,994	2	0
	07/2026		70	CAD	98	0	(1)
	07/2026		594	HUF	181,723	0	(11)
	07/2026		32	IDR	574,562	0	0
	07/2026		93	INR	8,812	0	0
	07/2026		19	KRW	30,064	0	0
	07/2026		702	PLN	2,559	0	(22)
	07/2026		113	THB	3,782	1	0
	07/2026		10	TWD	319	0	0
	07/2026	ZAR	372	$	23	0	0
	08/2026	ILS	1,516		520	10	0
	08/2026	$	112	INR	10,620	0	0
	08/2026		131	NOK	1,297	0	0
	09/2026	CAD	200	$	141	0	0
	09/2026	IDR	577,755		32	0	0
	09/2026	INR	8,874		93	0	0
	09/2026	MXN	4,528		260	3	0
	09/2026	THB	5,142		156	1	(1)
	09/2026	$	73	CAD	100	0	(2)
	09/2026		347	INR	33,084	1	0
	09/2026		165	JPY	26,300	0	(2)
	09/2026		3,251	MXN	56,533	0	(39)
	10/2026	BRL	1,100	$	200	0	(8)
	10/2026	$	582	BRL	3,059	0	(2)
	12/2026	MXN	192	$	11	0	0
	12/2026	$	309	MXN	5,456	0	(1)
MBC	07/2026	AUD	6	$	4	0	0
	07/2026	CHF	3,016		3,839	108	(1)
	07/2026	COP	380,341		100	0	(10)
	07/2026	EUR	630		730	10	0
	07/2026	IDR	54,507		3	0	0
	07/2026	ILS	170		61	4	0
	07/2026	INR	12,466		132	0	0
	07/2026	NOK	418		42	0	0
	07/2026	$	485	AUD	703	2	0
	07/2026		169	CHF	136	0	(1)
	07/2026		13	IDR	235,038	0	0
	07/2026		204	INR	19,618	4	0
	07/2026		257	JPY	40,842	0	(6)
	07/2026		679	KRW	1,029,629	0	(14)
	07/2026		262	NOK	2,430	0	(17)
	07/2026		213	SEK	2,031	0	(3)
	08/2026	AUD	703	$	485	0	(2)
	08/2026	NOK	990		100	0	0
	08/2026	SEK	910		94	0	0
	08/2026	$	123	EUR	108	0	0
	08/2026		40	INR	3,761	0	0
	08/2026		42	NOK	418	0	0
	09/2026	AUD	200	$	138	0	0
	09/2026	PEN	317		92	0	0
	09/2026	THB	3,525		106	0	(1)
	09/2026	$	116	EUR	100	0	(2)
	09/2026		547	INR	52,302	3	(1)
	09/2026		100	SGD	127	0	(1)
MYI	07/2026	NOK	840	$	90	5	0
	07/2026	NZD	216		124	1	0
	07/2026	PLN	188		50	0	0
	08/2026	$	160	CHF	129	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026	PEN	554	$	161	0	0
NGF	07/2026	IDR	3,649,471		204	0	0
	07/2026	$	205	IDR	3,649,471	0	(1)
	07/2026		206	INR	19,800	3	0
	07/2026		1,080	TRY	50,838	5	0
	08/2026	SEK	102	$	10	0	0
	09/2026	IDR	3,669,938		205	1	0
	09/2026	$	111	IDR	1,970,189	0	(1)
SCX	07/2026	CAD	557	$	400	7	0
	07/2026	INR	9,776		103	0	0
	07/2026	$	74	IDR	1,332,632	0	0
	07/2026		271	INR	25,963	3	0
	08/2026		212		20,278	2	0
	09/2026	IDR	4,698,652	$	260	0	(1)
	09/2026	NZD	300		171	0	0
	09/2026	THB	1,934		59	1	0
	09/2026	$	282	IDR	5,067,348	1	(2)
	09/2026		103	INR	9,842	0	0
SOG	07/2026	CNH	2,059	$	304	1	0
	07/2026	EUR	8,795		10,260	211	0
	07/2026	GBP	133		176	0	(1)
	07/2026	$	393	AUD	570	1	0
	07/2026		3,662	CHF	2,963	5	0
	07/2026		10,870	EUR	9,556	49	0
	07/2026		669	JPY	106,351	0	(15)
	07/2026		212	PEN	717	0	(3)
	07/2026		4,189	SGD	5,425	4	0
	08/2026	AUD	570	$	393	0	(1)
	08/2026	CAD	32		22	0	0
	08/2026	CHF	2,952		3,662	0	(5)
	08/2026	EUR	9,556		10,885	0	(49)
	08/2026	SGD	5,413		4,189	0	(4)
	08/2026	$	176	GBP	133	1	0
	09/2026		134		100	0	(1)
	09/2026		91	JPY	14,500	0	(1)
	09/2026		100	KRW	150,520	0	(3)
SSB	07/2026	CAD	2,404	$	1,744	48	0
	07/2026	GBP	209		276	0	(1)
	07/2026	$	24	CAD	35	0	0
	08/2026	CAD	35	$	24	0	0
	08/2026	COP	10,187,847		2,671	0	(277)
	08/2026	$	276	GBP	209	1	0
UAG	07/2026		203	CHF	161	0	(3)
	07/2026		130	PLN	474	0	(4)
	09/2026	MXN	2,389	$	136	1	0
	09/2026	THB	633		19	0	0
	09/2026	$	186	CLP	165,129	0	(6)
	11/2026	HUF	21,556	EUR	60	0	0
	12/2026	COP	13,245,124	$	3,394	0	(332)

Total Forward Foreign Currency Contracts						$1,226	$(1,553)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	368	$4	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	232	2	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	970	42	92
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	490	6	0

						$54	$92

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	22,800	$16	$57
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	20,100	25	19
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	1,800	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	800	2	2

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	6,000	22	11
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	5,600	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	330	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	5,500	9	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	2,800	6	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	5,300	17	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	5,300	19	21
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	45
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	49
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	46
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	900	78	75
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	900	78	68
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	870	2	1
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	3,700	13	12
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,800	145	85
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,300	186	138
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	800	6	1
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	130,700	656	210
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	130,700	656	1,174
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	6,800	16	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	6,500	23	23
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	6,500	23	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,500	217	203
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,000	173	162
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	18,100	25	17
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	1,100	8	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	900	4	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	600	2	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	12,100	65	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	6,000	25	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	300	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	4,200	16	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	123
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,600	141	129
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,100	412	240
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	6,700	541	401
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	7,800	8	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	2	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,400	211	185
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,400	211	194
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	1,200	84	87
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	1,200	84	66
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	24,300	19	78
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,400	18	55
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	24,400	18	62
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	400	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	1,100	3	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,600	34	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,400	48	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,400	35	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	1,000	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	3,600	13	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	800	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	49
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	6,700	12	12
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,200	106	94
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,200	106	96

							$5,132	$4,496

Total Purchased Options							$5,186	$4,588

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	3,100	$(1)	$(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	3,100	(5)	0
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	6,000	(6)	(8)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	6,000	(7)	(2)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	3,000	(3)	0
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	1,900	(4)	(2)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	1,900	(3)	(2)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	14,000	(14)	(7)

						$(43)	$(22)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	368	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	232	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,950	(41)	(78)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	490	(3)	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	260	(4)	(2)

						$(50)	$(80)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	2,500	$(24)	$(21)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	200	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	2,200	(23)	(19)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	1,200	(2)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	3,200	(13)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	3,100	(2)	(1)

							$(66)	$(55)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	500	$(1)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	1,900	(8)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	2,000	(4)	(4)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	3,600	(14)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	2,500	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	12,100	(63)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	1,000	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	1,300	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	900	(3)	(3)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	900	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	2,800	(5)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	2,300	(9)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	2,300	(9)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	1,100	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	1,100	(2)	(1)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	2,200	(8)	(2)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	600	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	1,000	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	700	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	700	(2)	(2)

					$(148)	$(51)

Total Written Options					$(307)	$(208)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	06/20/2036	0.920%	$700	$1	$3	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046		$1,413	$(394)	$282	$0	$(112)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	630	141	(7)	134	0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,260	291	(23)	268	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		910	207	(13)	194	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,260	512	(31)	481	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		360	84	(8)	76	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065		$599	(9)	7	0	(2)

							$832	$207	$1,153	$(114)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	ERAUSST Index	2,336	3.860% (SOFR plus a specified spread)	Monthly	07/08/2026	$23,430	$0	$(72)	$0	$(72)
	Receive	ERAUSST Index	5,847	3.910% (SOFR plus a specified spread)	Monthly	07/15/2026	58,644	0	(182)	0	(182)
	Receive	ERAUSLT Index	8,109	4.190% (SOFR plus a specified spread)	Monthly	12/09/2026	81,331	0	(270)	0	(270)
RBC	Receive	ERAUSST Index	7,108	4.010% (SOFR plus a specified spread)	Monthly	08/12/2026	71,291	0	(153)	0	(153)

								$0	$(677)	$0	$(677)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	12,852	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$649	$0	$(2)	$0	$(2)
FAR	Pay	Amazon.com,Inc.	8,469	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	1,970	0	(47)	0	(47)
	Pay	NVIDIA Corp.	35,389	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	6,927	0	(149)	0	(149)
JPM	Pay	Janus Henderson AAA CLO ETF	12,852	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	649	0	2	2	0

								$0	$(196)	$2	$(198)

Total Swap Agreements								$833	$(663)	$1,159	$(989)

(i)

Securities with an aggregate market value of $573 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2026 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$393	$0	$393
Corporate Bonds & Notes
Banking & Finance	0	3,947	0	3,947
Industrials	0	2,856	0	2,856
Utilities	0	473	0	473
U.S. Government Agencies	0	219,831	0	219,831
U.S. Treasury Obligations	0	5,948	0	5,948
Non-Agency Mortgage-Backed Securities	0	16,619	0	16,619
Asset-Backed Securities
Automobile Sequential	0	1,452	0	1,452
CMBS Other	0	1,107	0	1,107
Home Equity Other	0	12,149	0	12,149
Home Equity Sequential	0	35	0	35
Whole Loan Collateral	0	641	0	641
Other ABS	0	16,759	0	16,759
Sovereign Issues	0	28,801	0	28,801
Common Stocks
Consumer Discretionary	2,018	0	0	2,018
Information Technology	7,081	0	0	7,081
Exchange-Traded Funds	32,252	0	0	32,252
Short-Term Instruments
Commercial Paper	0	2,198	0	2,198
Egypt Treasury Bills	0	29	0	29
Nigeria Treasury Bills	0	559	0	559
U.S. Treasury Bills	0	6,481	0	6,481

	$41,351	$320,278	$0	$361,629
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,694	$0	$0	$31,694

Total Investments	$73,045	$320,278	$0	$393,323

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,455)	$0	$(24,455)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	56	581	0	637
Over the counter	0	6,973	0	6,973

	$56	$7,554	$0	$7,610
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(260)	(534)	0	(794)
Over the counter	0	(2,638)	(112)	(2,750)

	$(260)	$(3,172)	$(112)	$(3,544)

Total Financial Derivative Instruments	$(204)	$4,382	$(112)	$4,066

Totals	$72,841	$300,205	$(112)	$372,934

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust